TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Disclosure of detailed information about trade and other receivables

	December 31,	December 31,
	2019	2018
Current
Trade receivables	$4,605	$2,939
Value added tax receivable	4,894	5,473
PIS / COFINS - Brazil (a)	10,889	—
Judicial deposits - Brazil (b)	389	—
Other	979	475
	21,756	8,887
Non-Current
PIS / COFINS - Brazil (a)	8,988	—
Income taxes recoverable - Brazil (c)	1,152	—
Other	15	—
	$10,155	$—